Borrowings (Collateral Pledged for Repurchase Agreements) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 193,918	$ 213,065
Short-term Borrowings	53,046	42,530
Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	40,161	26,626
Maturity Overnight [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	40,161	26,626
Securities Sold under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	40,161	26,626
Short-term Borrowings	$ 37,457	$ 24,286